Income Taxes - Income tax (benefit)/expense on income/(loss)by jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Total current	$ 20,616	$ 14,445
Total deferred	(14,103)	(36,272)
Income tax expense	5,649	(21,293)
U.K.
Income Taxes
U.K.	1,014	(142)
U.K.	85	(427)
U.S.
Income Taxes
U.S. Federal	6,395	5,202
U.S. State	2,146	833
U.S. Federal	(5,465)	(10,648)
U.S. State	(227)	(142)
Other
Income Taxes
Other	11,061	8,552
Other	$ (9,360)	$ (24,521)